Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Madison ETFs Trust
Entity Central Index Key	0001976877
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Madison Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Madison Aggregate Bond ETF
Class Name	Madison Aggregate Bond ETF
Trading Symbol	MAGG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Aggregate Bond ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Aggregate Bond ETF returned 6.03% on a NAV basis for the one-year period ended June 30th, 2025. The Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 6.08%.

Performance was driven by overweight allocations to corporate bonds and mortgage-backed securities relative to the index. The primary detractor was an overweight to longer maturity U.S. Treasuries, which lagged as the yield curve steepened over the past year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/28/2023)
Madison Aggregate Bond ETF NAV	6.03	5.90
Bloomberg U.S. Aggregate Bond Index	6.08	5.54

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 67,216,000
Holdings Count | Holdings	216
Advisory Fees Paid, Amount	$ 257,420
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$67,216,000
Number of Holdings	216
Net Advisory Fee	$257,420
Portfolio Turnover	27%
Average Credit Quality	AA3
Effective Duration	5.70 years
30-Day SEC Yield	4.50%
Distribution Yield	4.50%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Mortgage-Backed Securities	35.1%
Corporate Bonds	32.2%
U.S. Treasury Securities	23.7%
Collateralized Mortgage Obligations	4.2%
Asset-Backed Securities	2.8%
Cash & Other	2.0%

Largest Holdings [Text Block]
Top 10 Issuers	(%)
United States Treasury Note/Bond	23.7%
Federal National Mortgage Association	20.3%
Federal Home Loan Mortgage Corp.	17.0%
Towd Point Mortgage Trust	1.2%
GE HealthCare Technologies, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Energy Transfer LP	1.0%
Morgan Stanley	0.9%
Citigroup, Inc.	0.9%
PNC Financial Services Group, Inc.	0.9%

Madison Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Madison Covered Call ETF
Class Name	Madison Covered Call ETF
Trading Symbol	CVRD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Covered Call ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Covered Call ETF	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Covered Call ETF returned 6.09% on a NAV basis for the one-year period ended June 30, 2025. The Fund underperformed the CBOE S&P 500 BuyWrite Monthly Index and the S&P 500 Index which returned 10.25% and 15.16%, respectfully.

The Fund’s underweight to mega-cap growth stocks and focus on defensive, income-oriented positions contributed to underperformance. Elevated option coverage reflected a cautious stance amid high market valuations. Sector positioning and stock selection also detracted from results, as the Fund remained underexposed to high-performing sectors such as Technology, Consumer Discretionary, and Communication Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Madison Covered Call ETF NAV	6.09	6.95
S&P 500 TR	15.16	22.01
Cboe S&P 500 BuyWrite Monthly Index	10.25	11.09

Performance Inception Date	Aug. 21, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 43,659,604
Holdings Count | Holdings	73
Advisory Fees Paid, Amount	$ 531,752
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$43,659,604
Number of Holdings	73
Net Advisory Fee	$531,752
Portfolio Turnover	82%
30-Day SEC Yield	1.39%
Distribution Yield	1.93%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Technology	27.0%
Financials	12.3%
Consumer Discretionary	9.5%
Health Care	9.2%
Communications	8.4%
Industrials	7.8%
Consumer Staples	5.7%
Energy	4.5%
Real Estate	2.9%
Cash & Other	12.7%

Largest Holdings [Text Block]
Top 10 Issuers	(%)
PayPal Holdings, Inc.	4.0%
Adobe, Inc.	3.8%
Texas Instruments, Inc.	3.6%
Comcast Corp.	3.6%
Accenture PLC	3.6%
Advanced Micro Devices, Inc.	3.5%
ASML Holding NV	3.4%
Microchip Technology, Inc.	3.4%
Danaher Corp.	3.2%
MKS, Inc.	3.0%

Madison Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	Madison Dividend Value ETF
Class Name	Madison Dividend Value ETF
Trading Symbol	DIVL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Dividend Value ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Dividend Value ETF	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Dividend Value ETF returned 12.96% on a NAV basis for the one-year period ended June 30, 2025. The Fund underperformed the Russell 1000 Value Total Return Index, which returned 13.70%, and the Lipper Equity Funds Index, which returned 13.01%, and the S&P 500 Index which returned 15.16%.

Relative performance was supported by strong stock selection in Health Care, Industrials, Materials, and Financials. However, underperformance in Consumer Staples, Energy, Communication Services, Utilities, and Technology weighed on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/14/2023)
Madison Dividend Value ETF NAV	12.96	8.03
Lipper Equity Income Funds Index	13.01	13.53
Russell 1000 Value Total Return Index	13.70	13.18
S&P 500 TR	15.16	20.51

Performance Inception Date	Aug. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 60,435,408
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 381,976
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$60,435,408
Number of Holdings	38
Net Advisory Fee	$381,976
Portfolio Turnover	50%
30-Day SEC Yield	1.93%
Distribution Yield	2.49%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Industrials	22.6%
Financials	20.6%
Health Care	14.9%
Energy	9.7%
Materials	6.9%
Technology	6.3%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Real Estate	3.8%
Cash & Other	3.9%

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Morgan Stanley	4.2%
Fastenal Co.	4.1%
Automatic Data Processing, Inc.	4.1%
Blackrock, Inc.	4.0%
CME Group, Inc.	4.0%
Honeywell International, Inc.	4.0%
Texas Instruments, Inc.	3.9%
Home Depot, Inc.	3.5%
NextEra Energy, Inc.	3.5%
TE Connectivity PLC	3.4%

Madison Short-Term Strategic Income ETF
Shareholder Report [Line Items]
Fund Name	Madison Short-Term Strategic Income ETF
Class Name	Madison Short-Term Strategic Income ETF
Trading Symbol	MSTI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for theperiod of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Short-Term Strategic Income ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Short-Term Strategic Income ETF returned 6.87% on a NAV basis for the one-year period ended June 30th,2025. The Fund outperformed the Bloomberg U.S. 1–5 Year Government/Credit Index which returned 6.42%, andtheBloomberg U.S. Aggregate Bond Index which returned 6.08%.

Outperformance was primarily driven by overweight positions in below investment grade corporate bonds, as well asasset-backed and mortgage-backed securities. However, the Fund’s exposure to securities with maturities beyond fiveyears detracted from results. Overall, the Fund’s sector allocation contributed positively to relative performance despiteheadwinds from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAVperformance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees andother expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/05/2023)
Madison Short-Term Strategic Income ETF NAV	6.87	6.93
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42	5.89
Bloomberg U.S. Aggregate Bond Index	6.08	5.77

Performance Inception Date	Sep. 05, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 67,917,809
Holdings Count | Holdings	108
Advisory Fees Paid, Amount	$ 263,364
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$67,917,809
Number of Holdings	108
Net Advisory Fee	$263,364
Portfolio Turnover	33%
Average Credit Quality	BAA1
Effective Duration	2.42 years
30-Day SEC Yield	4.56%
Distribution Yield	4.56%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Financials	29.6%
Mortgage Securities	21.4%
Energy	9.1%
Industrials	6.3%
Asset Backed Securities	6.0%
Health Care	5.1%
Government	4.5%
Communications	4.3%
Technology	3.9%
Cash & Other	9.8%

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Federal National Mortgage Association	13.2%
Federal Home Loan Mortgage Corp.	5.6%
United States Treasury Note/Bond	3.8%
Capital One Financial Corp.	3.5%
Bank of America Corp.	2.4%
Morgan Stanley	2.2%
GE HealthCare Technologies, Inc.	2.2%
PNC Financial Services Group, Inc.	2.0%
Fifth Third Bancorp	1.9%
Marathon Petroleum Corp.	1.9%